Goodwill (Details) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss recognised in profit or loss, goodwill	$ 1.1
Schedule of Goodwill [Roll Forward]
Goodwill, beginning of year		$ 251.9	$ 251.9
Transferred to assets held for sale (1)		(1.1)	0.0
Goodwill, end of year		244.0	251.9
Southeast Saskatchewan
Schedule of Goodwill [Roll Forward]
Dispositions		(6.2)	0.0
Transferred to assets held for sale (1)		(6.2)
Minor property dispositions
Schedule of Goodwill [Roll Forward]
Dispositions		(0.6)	$ 0.0
Transferred to assets held for sale (1)		$ (0.6)